Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Series B Redeemable Convertible Preferred Stock [Member]
Temporary equity stock repurchase price		$ 4.26
Series U-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity Issued Price Per Share In Relation To Acquisition	9.06
Series U-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity Issued Price Per Share In Relation To Acquisition	9.06
Temporary Equity Shares Issuance Costs	2,138